DOCUMENTANDENTITYINFORMATION	Sep. 24, 2026
Document Information Line Items
Entity Central Index Key	0000718332
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Rave Restaurant Group, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	0-12919
Entity Tax Identification Number	45-3189287
Entity Address, Address Line One	3551 Plano Parkway
Entity Address, City or Town	The Colony
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	469
Local Phone Number	384-5000
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	RAVE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false